Balance Sheet Detail - Summary Of Other Assets (Details) - Other Assets [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of other Asset [Line Items]
Long-term prepaid expenses and other assets	$ 4,631	$ 15,507
Equity method investment	16,088	0
Security deposits	331	124
Total other assets	$ 21,050	$ 15,631